CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 0	$ 0
Current Liabilities:
TOTAL LIABILITIES	37,928	659
Commitments and contingencies (Note 13)
STOCKHOLDER'S DEFICIT
Additional paid-in capital	10	10
Accumulated deficit	(37,928)	(659)
Total Stockholder's Deficit	(37,928)	(659)
HZO, Inc. and Subsidiaries
Current assets
Cash	4,614,895	4,572,687	$ 478,626
Accounts receivable - net of allowance for credit losses of $40 and $33 as of December 31, 2025 and December 31, 2024, respectively	1,245,135	802,626	836,382
Inventories, net	782,548	931,317	602,729
Prepaid expenses and other current assets	529,158	495,414	422,669
Total current assets	7,171,736	6,802,044	2,340,406
Property and equipment, net	3,218,252	3,827,230	6,640,655
Operating right-of-use asset, net	2,506,855	2,675,083	3,390,744
Other assets	423,676	423,676	423,676
Intangible assets, net	1,073,589	1,177,485	1,593,067
Goodwill	8,079,456	8,079,456	8,079,456
TOTAL ASSETS	37,473,564	22,984,974	22,468,004
Current Liabilities:
Accounts Payable, Current	829,199	781,939	980,154
Accrued expenses and other current liabilities	939,732	704,547	1,516,387
Contract liabilities - deferred revenue		21,728	128,704
Current portion of operating lease liabilities	992,031	982,996	1,015,052
Current portion of notes payable	22,254	21,923	16,349
Derivative liability - conversion feature embedded in convertible debt	29,052,000	3,396,000	1,052,000
Convertible promissory notes, net of discount	12,863,581	2,057,348	2,911,018
Total current liabilities		7,966,481	7,619,664
Other liabilities	83,204	94,855	131,009
Operating lease liabilities	1,739,595	1,931,610	2,635,658
Long-term notes payable, net of current portion	2,021,606	27,294	39,215
Warrant liability	1,567,673	51,673	57,984
Deferred tax liability, net			53,796
TOTAL LIABILITIES	50,110,875	10,071,913	10,537,326
Commitments and contingencies (Note 13)
STOCKHOLDER'S DEFICIT
Convertible preferred stock, $0.001 par value, 49,086,791,753 and 4,367,599,785 shares authorized; 28,014,564,020 and 4,119,991,396 shares issued and outstanding at December 31, 2025 and 2024	28,014,564	28,014,564	4,119,991
Common stock, $0.0001 par value; 100 shares authorized, issued and outstanding	44,825	44,825	56,439
Additional paid-in capital	291,373,932	291,373,418	297,328,788
Accumulated deficit	(333,268,476)	(307,930,194)	(292,301,988)
Other comprehensive income	1,197,844	1,410,448	2,727,448
Total Stockholder's Deficit	(12,637,311)	12,913,061	11,930,678
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 37,473,564	$ 22,984,974	$ 22,468,004